Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

Note 8 Goodwill and Other Intangible Assets

        Goodwill and other intangible assets consisted of the following at December 31, 2010 and 2009 (in thousands):

	December 31, 2010	December 31, 2009
Indefinite lived intangible assets:
Goodwill	$67,231	$59,351
Intangible assets with determinable useful lives:
Core deposit intangible	1,799	1,799
Customer relationship intangibles	442	—

	2,241	1,799
Accumulated amortization	(461)	(169)

	1,780	1,630

Goodwill and other intangible assets	$69,011	$60,981

        The core deposit intangible is being amortized over a period of approximately 6 years and the customer relationship intangible is being amortized over a period of approximately 10 years. Future expected amortization of intangible assets with determinable useful lives is approximately $336.1 thousand for each of the years ending December 31, 2011 through December 31, 2014, $214.5 thousand for the year ending December 31, 2015 and $221.0 thousand for the years thereafter.